UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-8061

Diamond Hill Funds

(Exact name of registrant as specified in charter)

325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215

(Address of principal executive offices)    (Zip code)

James F. Laird, Jr., 325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215

(Name and address of agent for service)

Registrant's telephone number, including area code:   (614) 255-3341

Date of fiscal year end:   12/31

Date of reporting period:   03/31/09

Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Diamond Hill Small Cap Fund
Schedule of Investments
March 31, 2009 (Unaudited)

		Market
	Shares	Value
Preferred Stock — 0.9%
Financial — 0.9%
Mid-America Apartment Communities, Inc. – REIT ◊	100,234	$3,090,214

Common Stocks — 78.3%
Consumer Discretionary — 14.1%
Aaron Rents, Inc. ◊	180,745	4,818,662
American Greetings Corp. ◊	371,500	1,879,790
Black & Decker Corp., The ◊	135,140	4,265,018
Brink's Co., The	182,175	4,820,351
Brink's Home Security Holdings, Inc.*	114,340	2,584,084
Callaway Golf Co.	544,840	3,911,951
Charming Shoppes, Inc.* ◊	691,690	968,366
Hanesbrands, Inc.* ◊	524,680	5,021,188
K-Swiss, Inc. ◊	457,100	3,903,634
Penske Automotive Group, Inc. ◊	315,000	2,938,950
Steiner Leisure Ltd.*	495,310	12,090,517
		47,202,511

Consumer Staples — 4.9%
Del Monte Foods Co.	590,160	4,302,266
Flowers Foods, Inc. ◊	167,615	3,935,600
Lance, Inc.	155,682	3,241,299
Ruddick Corp. ◊	226,865	5,093,120
		16,572,285

Energy — 12.8%
Berry Petroleum Co. ◊	179,460	1,966,882
Cimarex Energy Co. ◊	404,530	7,435,261
Encore Acquisition Co.*	415,108	9,659,563
Helmerich & Payne, Inc. ◊	275,435	6,271,655
Hornbeck Offshore Services, Inc.* ◊	246,525	3,757,041
Lufkin Industries, Inc.	107,750	4,081,570
Southwestern Energy Co.*	178,230	5,291,649
Whiting Petroleum Corp.* ◊	170,055	4,395,922
		42,859,543

Financial — 12.4%
1st Source Corp. ◊	28,895	521,555
Assurant, Inc. ◊	278,180	6,058,760
Assured Guaranty Ltd. ◊	490,142	3,318,261

City National Corp. ◊	148,685	5,021,092
First State Bancorp	617,950	871,310
Hanover Insurance Group	150,810	4,346,344
Huntington Bancshares, Inc. ◊	890,720	1,478,595
LaSalle Hotel Properties – REIT ◊	214,720	1,253,965
Leucadia National Corp.* ◊	286,645	4,268,144
Old Republic International Corp. ◊	517,500	5,599,350
Taylor Capital Group, Inc * ◊	140,620	625,759
UCBH Holdings, Inc. ◊	823,810	1,243,953
United Fire & Casualty Co. ◊	156,509	3,436,938
XL Capital, Class A	672,025	3,669,257
		41,713,283

Health Care — 8.5%
Analogic Corp.	139,785	4,475,916
Chattem, Inc.* ◊	117,590	6,590,919
LifePoint Hospitals, Inc.* ◊	275,325	5,743,280
Res-Care, Inc.* ◊	413,575	6,021,652
Waters Corp.* ◊	152,120	5,620,834
		28,452,601

Industrial — 11.4%
AirTran Holdings, Inc.* ◊	1,200,000	5,460,000
Apogee Enterprises, Inc. ◊	499,250	5,481,765
BE Aerospace, Inc.* ◊	563,240	4,883,291
Hub Group, Inc. - Class A*	261,430	4,444,310
Kaydon Corp. ◊	161,270	4,407,509
KHD Humboldt Wedag International Ltd.*	102,935	711,281
Lincoln Electric Holdings, Inc. ◊	102,100	3,235,549
Toro Co., The ◊	313,670	7,584,540
Trinity Industries, Inc. ◊	246,170	2,249,994
		38,458,239

Information Technology — 9.6%
Alliance Data Systems Corp.* ◊	128,265	4,739,392
CSG Systems International, Inc.* ◊	315,272	4,502,084
GSI Commerce, Inc.* ◊	254,508	3,334,055
KLA-Tencor Corp.	262,130	5,242,600
Orbitz Worldwide, Inc.* ◊	739,940	954,523
Priceline.com, Inc.* ◊	69,360	5,464,181
Verigy Ltd.*	987,055	8,143,203
		32,380,038

Utilities — 4.6%
Cleco Corp.	242,725	5,264,705
UGI Corp.	243,200	5,741,952
WGL Holdings, Inc.	135,754	4,452,731
		15,459,388

Total Common Stocks		$263,097,888

Registered Investment Companies — 52.7%
JPMorgan 100% U.S. Treasury Securities Money Market Fund	29,003,667	$29,003,667
JPMorgan Prime Money Market Fund ††	105,654,138	105,654,138
JPMorgan U.S. Government Money Market Fund	42,524,864	42,524,864

Total Registered Investment Companies		$177,182,669

Total Investment Securities — 131.9%		$443,370,771
(Cost $571,575,626)**

Liabilities In Excess Of Other Assets — (31.9%)		(107,259,346)

Net Assets — 100.0%		$336,111,425

*	Non-income producing security.
**	Represents cost for financial reporting purposes.
◊	All or a portion of the security is on loan. The total market value of the securities on loan, as of March 31, 2009 was $104,243,093.
††	The entire security represents collateral for securities loaned as of March 31, 2009.
REIT – Real Estate Investment Trust
See accompanying Notes to Schedule of Investments.

Diamond Hill Small-Mid Cap Fund
Schedule of Investments
March 31, 2009 (Unaudited)

		Market
	Shares	Value
Common Stocks — 89.3%
Consumer Discretionary — 14.7%
American Greetings Corp. ◊	16,715	$84,578
Black & Decker Corp., The ◊	10,800	340,848
Brink's Co., The	10,135	268,172
Brink's Home Security Holdings, Inc.*	9,345	211,197
Callaway Golf Co. ◊	52,965	380,289
Charming Shoppes, Inc.* ◊	74,760	104,664
Fortune Brands, Inc. ◊	6,435	157,979
Hanesbrands, Inc.* ◊	25,790	246,810
Harley - Davidson, Inc. ◊	15,175	203,193
K-Swiss, Inc. ◊	33,945	289,890
Penske Automotive Group, Inc. ◊	30,110	280,926
Steiner Leisure Ltd.*	26,110	637,346
		3,205,892

Consumer Staples — 4.4%
ConAgra Foods, Inc.	20,655	348,450
Del Monte Foods Co.	57,105	416,295
Lance, Inc.	9,345	194,563
		959,308

Energy — 16.7%
Berry Petroleum Co. ◊	13,500	147,960
Cimarex Energy Co. ◊	29,740	546,621
Encore Acquisition Co.*	30,830	717,414
Helmerich & Payne, Inc. ◊	18,930	431,036
Hornbeck Offshore Services, Inc.* ◊	11,010	167,792
Noble Energy, Inc.	18,150	977,922
Southwestern Energy Co.*	15,885	471,626
Whiting Petroleum Corp.* ◊	7,140	184,569
		3,644,940

Financial — 14.4%
Allstate Corp.	16,595	317,794
Assurant, Inc.	19,370	421,878
Assured Guaranty Ltd. ◊	30,755	208,211
City National Corp. ◊	8,510	287,383
Comerica, Inc.	13,730	251,396
Huntington Bancshares, Inc. ◊	93,765	155,650
Old Republic International Corp. ◊	17,130	185,347
Prudential Financial, Inc.	15,275	290,531
SunTrust Banks, Inc.	22,820	267,907

T. Rowe Price Group, Inc. ◊	5,305	153,102
United Fire & Casualty Co. ◊	9,024	198,167
XL Capital Ltd. - Class A	76,936	420,071
		3,157,437

Health Care — 6.4%
Analogic Corp.	8,405	269,128
Chattem, Inc.*	4,775	267,639
LifePoint Hospitals, Inc.* ◊	12,865	268,364
Waters Corp.* ◊	16,105	595,080
		1,400,211

Industrial — 16.4%
AirTran Holdings, Inc.* ◊	83,885	381,677
Avery Dennison Corp.	11,310	252,665
BE Aerospace, Inc.* ◊	31,480	272,932
Dover Corp.	28,040	739,694
Fluor Corp.	13,905	480,418
Lincoln Electric Holdings, Inc. ◊	5,895	186,813
Pentair, Inc.	9,050	196,114
Southwest Airlines Co.	29,700	188,001
Toro Co., The ◊	25,745	622,513
Trinity Industries, Inc. ◊	25,840	236,178
U.S. Airways Group, Inc.* ◊	15,450	39,089
		3,596,094

Information Technology — 10.5%
Alliance Data Systems Corp.* ◊	13,355	493,467
GSI Commerce, Inc.* ◊	17,240	225,844
Juniper Networks, Inc.* ◊	28,181	424,406
KLA-Tencor Corp.	28,130	562,600
Orbitz Worldwide, Inc.* ◊	56,880	73,375
Verigy Ltd.*	62,680	517,110
		2,296,802

Materials — 1.1%
Freeport - McMoRan Copper & Gold, Inc.	6,340	241,617

Utilities — 4.7%
Energen Corp.	17,760	517,349
UGI Corp.	13,600	321,096
WGL Holdings, Inc.	5,730	187,944
		1,026,389

Total Common Stocks		$19,528,690

Registered Investment Companies — 42.4%
JPMorgan Prime Money Market Fund ††	8,027,291	$8,027,291
JPMorgan U.S. Government Money Market Fund	1,255,560	1,255,560

Total Registered Investment Companies		$9,282,851

Total Investment Securities — 131.7%
(Cost $35,950,468)**	$28,811,541

Liabilities In Excess Of Other Assets — (31.7%)	(6,929,194)

Net Assets — 100.0%	$21,882,347

*	Non-income producing security.
**	Represents cost for financial reporting purposes.
◊	All or a portion of the security is on loan. The total market value of the securities on loan, as of March 31, 2009, was $6,911,815.
††	A portion of this security represents collateral for securities loaned. The total value of the collateral, as of March 31, 2009, was $7,028,134.

See accompanying Notes to Schedule of Investments.

Diamond Hill Large Cap Fund
Schedule of Investments
March 31, 2009 (Unaudited)

		Market
	Shares	Value
Common Stocks — 91.7%
Consumer Discretionary — 4.0%
Black & Decker Corp., The ◊	104,830	$3,308,435
Fortune Brands, Inc. ◊	135,370	3,323,334
Hanesbrands, Inc.* ◊	205,113	1,962,931
McDonald’s Corp.	123,330	6,730,118
		15,324,818

Consumer Staples — 11.3%
ConAgra Foods, Inc.	479,440	8,088,153
General Mills, Inc.	120,560	6,013,533
Kimberly-Clark Corp.	160,585	7,404,574
PepsiCo, Inc. ◊	70,795	3,644,527
Procter & Gamble Co., The	213,525	10,054,892
Sysco Corp. ◊	340,180	7,756,104
		42,961,783

Energy — 21.5%
Anadarko Petroleum Corp. ◊	420,450	16,351,300
Apache Corp. ◊	295,070	18,911,035
Devon Energy Corp. ◊	317,340	14,181,925
Occidental Petroleum Corp.	275,427	15,327,513
Southwestern Energy Co.* ◊	166,120	4,932,103
Transocean, Ltd.* ◊	48,990	2,882,572
XTO Energy, Inc.	305,497	9,354,318
		81,940,766

Financial — 7.9%
Allstate Corp.	81,145	1,553,927
American Express Co.	437,850	5,967,896
Bank of New York Mellon Corp.	184,861	5,222,323
SunTrust Banks, Inc. ◊	269,685	3,166,102
Travelers Companies, Inc., The	190,115	7,726,273
U.S. Bancorp	195,010	2,849,096
Wells Fargo & Co.* ◊	247,875	3,529,740
		30,015,357

Health Care — 18.8%
Abbott Laboratories	250,720	11,959,344
Cardinal Health, Inc.	249,370	7,850,168
Johnson & Johnson ◊	190,350	10,012,410

Medtronic, Inc.	436,152	12,853,399
Pfizer, Inc.	564,160	7,683,859
Schering-Plough Corp.	549,510	12,940,960
UnitedHealth Group, Inc.	388,690	8,135,282
		71,435,422

Industrial — 12.4%
Avery Dennison Corp.	191,960	4,288,386
Dover Corp.	272,765	7,195,541
Fluor Corp.	106,550	3,681,303
Illinois Tool Works, Inc.	250,745	7,735,483
Parker Hannifin Corp. ◊	220,345	7,487,323
Southwest Airlines Co. ◊	750,370	4,749,842
United Technologies Corp.	279,770	12,024,515
		47,162,393

Information Technology — 13.0%
Alliance Data Systems Corp.* ◊	148,545	5,488,738
Cisco Systems*	490,675	8,228,620
Dell, Inc.*	543,900	5,156,172
Juniper Networks, Inc.* ◊	534,457	8,048,922
KLA-Tencor Corp. ◊	303,040	6,060,800
Microsoft Corp.	534,945	9,826,939
Texas Instruments, Inc. ◊	408,850	6,750,114
		49,560,305

Materials — 0.9%
Freeport McMoRan Copper & Gold, Inc. ◊	89,110	3,395,982

Utilities — 1.9%
Dominion Resources, Inc.	230,155	7,132,503

Total Common Stocks		$348,929,329

Registered Investment Companies — 21.6%
JPMorgan Prime Money Market Fund ††	54,934,758	$54,934,758
JPMorgan U.S. Government Money Market Fund	27,095,168	27,095,168

Total Registered Investment Companies		$82,029,926

Total Investment Securities — 113.3% (Cost $548,373,709) **		$430,959,255

Liabilities In Excess Of Other Assets — (13.3%)		(50,569,640)

Net Assets — 100.0%		$380,389,615

*	Non-income producing security.
**	Represents cost for financial reporting purposes.
◊	All or a portion of the security is on loan. The total market value of the securities on loan, as of March 31, 2009 was $54,244,790.
††	The entire security represents collateral for securities loaned as of March 31, 2009.

See accompanying Notes to Schedule of Investments.

Diamond Hill Select Fund
Schedule of Investments
March 31, 2009 (Unaudited)

		Market
	Shares	Value
Common Stocks — 92.5%
Consumer Discretionary — 4.8%
Hanesbrands, Inc.* ◊	39,686	379,795
McDonald’s Corp.	5,025	274,214
		654,009

Consumer Staples — 12.1%
ConAgra Foods, Inc.	20,678	348,838
General Mills, Inc.	5,600	279,328
PepsiCo, Inc.	3,980	204,890
Procter & Gamble Co., The	8,555	402,855
Sysco Corp.	17,600	401,280
		1,637,191

Energy — 14.8%
Anadarko Petroleum Corp.	10,135	394,150
Apache Corp.	8,465	542,523
Devon Energy Corp.	12,070	539,408
Occidental Petroleum Corp.	7,195	400,402
Southwestern Energy Co.*	4,405	130,784
		2,007,267

Financial — 9.6%
American Express Co.	14,385	196,068
SunTrust Banks, Inc.	21,290	249,945
Travelers Companies, Inc., The	8,785	357,022
U.S. Bancorp	17,160	250,708
Wells Fargo & Co.*	17,110	243,646
		1,297,389

Health Care — 21.9%
Abbott Laboratories	8,900	424,530
Cardinal Health, Inc.	12,810	403,259
Johnson & Johnson	7,905	415,803
Medtronic, Inc.	14,451	425,870
Pfizer, Inc.	19,850	270,357
Schering-Plough Corp.	17,230	405,767
UnitedHealth Group, Inc.	16,387	342,980
Waters Corp.* ◊	6,965	257,357
		2,945,923

Industrial — 14.2%
AirTran Holdings, Inc.* ◊	57,615	262,148
Dover Corp.	15,390	405,988
Illinois Tool Works, Inc.	13,003	401,143
Parker Hannifin Corp.	5,840	198,443
Trinity Industries, Inc. ◊	13,765	125,812
United Technologies Corp.	12,395	532,737
		1,926,271

Information Technology — 10.7%
Alliance Data Systems Corp.* ◊	5,820	215,049
Cisco Systems*	20,440	342,779
KLA-Tencor Corp.	12,810	256,200
Microsoft Corp.	22,955	421,683
Verigy Ltd.*	25,320	208,890
		1,444,601

Materials — 1.8%
Freeport McMoRan Copper & Gold, Inc.	6,567	250,268

Utilities — 2.6%
Dominion Resources, Inc.	11,210	347,398

Total Common Stocks		$12,510,317

Registered Investment Companies — 17.1%
JPMorgan 100% U.S. Treasury Securities Money Market Fund	56,348	$56,348
JPMorgan Prime Money Market Fund ††	993,489	993,489
JPMorgan U.S. Government Money Market Fund	1,265,778	1,265,778

Total Registered Investment Companies		$2,315,615

Total Investment Securities — 109.6%
(Cost $17,086,317) **		$14,825,932

Liabilities In Excess Of Other Assets — (9.6%)		(1,294,238)

Net Assets — 100.0%		$13,531,694

*	Non-income producing security.
**	Represents cost for financial reporting purposes.
◊	All or a portion of the security is on loan. The total market value of the securities on loan, as of March 31, 2009 was $971,026.
††	The entire security represents collateral for securities loaned as of March 31, 2009.

See accompanying Notes to Schedule of Investments.

Diamond Hill Long-Short Fund
Schedule of Investments
March 31, 2009 (Unaudited)

		Market
	Shares	Value
Common Stocks — 86.1%
Consumer Discretionary — 4.4%
Acco Brands Corp.* † ◊	937,449	$918,700
Black & Decker Corp., The † ◊	567,749	17,918,158
Fortune Brands, Inc. †	506,470	12,433,839
Hanesbrands, Inc.* † ◊	1,242,726	11,892,888
McDonald’s Corp. †	555,359	30,305,940
		73,469,525

Consumer Staples — 9.6%
ConAgra Foods, Inc. †	2,337,630	39,435,818
General Mills, Inc. †	553,036	27,585,436
PepsiCo, Inc.	342,140	17,613,367
Procter & Gamble Co., The	1,018,030	47,939,032
Sysco Corp. †	1,286,367	29,329,168
		161,902,821

Energy — 20.3%
Anadarko Petroleum Corp. † ◊	1,899,340	73,865,333
Apache Corp. †	1,142,231	73,205,585
Devon Energy Corp. †	1,271,165	56,808,364
Occidental Petroleum Corp. †	1,561,145	86,877,719
Transocean, Ltd.* ◊	233,146	13,718,311
XTO Energy, Inc. †	1,227,227	37,577,691
		342,053,003

Financial — 6.2%
American Express Co. ◊	1,315,860	17,935,172
SunTrust Banks, Inc. ◊	460,030	5,400,752
T. Rowe Price Group, Inc. ◊	728,725	21,031,004
Travelers Companies, Inc., The	911,220	37,031,980
U.S. Bancorp †	965,427	14,104,888
XL Capital, Class A ◊	1,694,982	9,254,602
		104,758,398

Health Care — 18.8%
Abbott Laboratories †	1,173,345	55,968,557
Cardinal Health, Inc. †	908,160	28,588,877
Johnson & Johnson †	723,285	38,044,791
Medtronic, Inc. †	1,977,492	58,276,688
Pfizer, Inc.	2,573,385	35,049,504

Schering-Plough Corp. †	1,822,970	42,930,944
UnitedHealth Group, Inc. †	1,867,455	39,085,833
Waters Corp.* ◊	499,380	18,452,091
		316,397,285

Industrial — 11.9%
AirTran Holdings, Inc.* †	1,155,386	5,257,006
Avery Dennison Corp. ◊	911,294	20,358,308
Dover Corp. †	1,247,715	32,914,721
Fluor Corp. †	480,865	16,613,886
Illinois Tool Works, Inc. †	1,025,130	31,625,261
Parker Hannifin Corp. ◊	909,820	30,915,684
Trinity Industries, Inc. † ◊	1,018,664	9,310,589
United Technologies Corp. †	1,242,125	53,386,532
		200,381,987

Information Technology — 12.3%
Alliance Data Systems Corp.* ◊	597,375	22,073,006
Cisco Systems, Inc.*	2,239,285	37,552,809
Dell, Inc.*	2,274,230	21,559,700
Juniper Networks, Inc.*	2,159,903	32,528,139
KLA-Tencor Corp. ◊	1,384,265	27,685,300
Microsoft Corp. †	2,178,575	40,020,424
Texas Instruments, Inc. ◊	1,530,620	25,270,536
		206,689,914

Materials — 0.9%
Freeport McMoRan Copper & Gold, Inc. †	404,235	15,405,396

Utilities — 1.7%
Dominion Resources, Inc.	930,445	28,834,491

Total Common Stocks		$1,449,892,820

Registered Investment Companies — 18.5%
JPMorgan 100% U.S. Treasury Securities Money Market Fund	89,440,155	$89,440,155
JPMorgan Prime Money Market Fund ††	100,625,615	100,625,615
JPMorgan U.S. Government Money Market Fund	121,482,763	121,482,763

Total Registered Investment Companies		$311,548,533

Total Investment Securities — 104.6% (Cost $2,268,362,988) **		$1,761,441,353

Segregated Cash With Brokers — 27.8%		467,748,982

Securities Sold Short—(28.3%)		(477,032,345)
(Proceeds $583,062,234)

Liabilities In Excess Of Other Assets — (4.1%)	(68,899,884)

Net Assets — 100.0%	$1,683,258,106

*	Non-income producing security.
**	Represents cost for financial reporting purposes.
◊	All or a portion of the security is on loan. The total market value of the securities on loan, as of March 31, 2009 was $101,609,647.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short aggregating a total market value of $589,294,842.
††	The entire security represents collateral for securities loaned as of March 31, 2009.

See accompanying Notes Schedule of Investments.

Diamond Hill Long-Short Fund
Schedule of Securities Sold Short
March 31, 2009 (Unaudited)

		Market
	Shares	Value
Common Stocks — 85.9%
Consumer Discretionary — 37.7%
Amazon.com, Inc.*	135,060	$9,918,806
Apollo Group, Inc.*	285,729	22,381,153
BJ's Wholesale Club, Inc.*	220,587	7,056,578
Burger King Holdings, Inc.	615,915	14,135,249
Career Education Corp.*	1,159,265	27,775,989
Chipotle Mexican Grill, Inc.*	84,240	5,591,851
Corinthian Colleges, Inc.*	627,705	12,208,862
Marvel Entertainment, Inc.*	694,710	18,444,550
MGM MIRAGE*	705,460	1,643,723
RadioShack Corp.	772,940	6,624,096
Regal Entertainment Group	1,544,276	20,708,741
Sally Beauty Holdings, Inc.*	1,521,610	8,642,745
Sprint Nextel Corp.*	1,865,370	6,659,371
Tractor Supply Co.*	498,438	17,973,674
		179,765,388

Consumer Staples — 19.6%
Colgate-Palmolive Co.	527,526	31,113,483
Dean Foods Co.*	2,110,249	38,153,302
Kraft Foods, Inc.	1,088,860	24,270,690
		93,537,475

Health Care — 19.2%
Covance*	342,575	12,205,948
Laboratory Corp. of America Holdings*	598,488	35,005,563
Omnicare, Inc.	1,258,521	30,821,179
Quest Diagnostics, Inc.	289,850	13,762,078
		91,794,768

Industrial — 1.7%
Boeing Co., The	229,915	8,180,376

Information Technology — 2.6%
Akamai Technologies, Inc.*	627,195	12,167,583

Materials — 5.1%
Dow Chemical Co.	2,904,235	24,482,701

Total Common Stocks Sold Short		$409,928,291

Exchange Traded Funds — 14.1%
iShares Russell 2000 Index Fund	793,250	33,268,905

PowerShares QQQ	1,115,935	33,835,149

Total Exchange Traded Funds Sold Short		$67,104,054

Total Securities Sold Short		$477,032,345
(Proceeds $583,062,234)

*   Non-dividend expense producing security.

See accompanying Notes to Schedule of Investments.

Diamond Hill Financial Long-Short Fund
Schedule of Investments
March 31, 2009 (Unaudited)

		Market
	Shares	Value
Preferred Stocks — 12.7%
Financial — 9.7%
Countrywide Capital V, 7.00%, 11/1/36 †	16,500	$156,420
Huntington Bancshares, 8.50% ◊	563	188,605
National City Capital Trust IV, 8.00%, 9/15/47 ◊	19,310	325,374
		670,399

Real Estate Investment Trust — 3.0%
Mid-America Apartment Communities, Inc. – REIT †	2,926	90,209
Wachovia Preferred Funding - REIT	10,375	119,623
		209,832

Total Preferred Stocks		$880,231

Common Stocks — 76.9%
Finance - Banks & Thrifts — 39.9%
1st Source Corp. †	562	10,144
Bank of New York Mellon Corp. †	10,429	294,619
City National Corp. †	4,080	137,782
Comerica, Inc. † ◊	5,845	107,022
First Horizon National Corp. ◊	6,942	74,552
First State Bancorp †	13,280	18,725
Huntington Bancshares, Inc. † ◊	55,185	91,607
JPMorgan Chase & Co.	22,700	603,365
PNC Financial Services Group, Inc. †	7,330	214,696
Prudential Financial, Inc.	12,100	230,142
SunTrust Banks, Inc.	15,190	178,331
Synovus Financial Corp. †	13,487	43,833
Taylor Capital Group, Inc. † ◊	1,540	6,853
U.S. Bancorp †	20,855	304,692
UCBH Holdings, Inc. †	30,220	45,632
Wells Fargo & Co.* †	27,620	393,308
		2,755,303

Finance - Broker Dealer — 6.6%
Affiliated Managers Group, Inc.* ◊	3,500	145,985
Morgan Stanley †	7,000	159,390
State Street Corp.	4,995	153,746
		459,121

Financial - Diversified — 1.4%
Leucadia National Corp.* ◊	6,620	98,572

Financial Specialties — 7.7%
American Express Co.	22,620	308,311
Discover Financial Services †	19,000	119,890
T. Rowe Price Group, Inc. ◊	3,700	106,782
		534,983

Insurance — 21.3%
Allstate Corp. †	13,000	248,950
Assurant, Inc. †	11,030	240,233
Assured Guaranty Ltd.	20,660	139,868
Hanover Insurance Group, Inc. † ◊	1,950	56,199
Hartford Financial Services Group, Inc., The	4,600	36,110
Old Republic International Corp. ◊	12,730	137,739
Travelers Companies, Inc., The	7,100	288,544
United Fire & Casualty Co. †	3,987	87,555
XL Capital Ltd. - Class A	43,713	238,673
		1,473,871
Total Common Stocks		$5,321,850

Registered Investment Companies — 18.8%
JPMorgan Prime Money Market Fund ††	1,222,423	1,222,423
JPMorgan U.S. Government Money Market Fund	82,722	82,722
Total Registered Investment Companies		$1,305,145

Total Investment Securities — 108.4%		$7,507,226
(Cost $11,093,352)**

Segregated Cash With Brokers — 6.2%		433,088

Securities Sold Short—(6.4%) (Proceeds $518,991)		(444,140)

Liabilities In Excess Of Other Assets — (8.2%)		(564,858)
Net Assets — 100.0%		$6,931,316

*	Non-income producing security.
**	Represents cost for financial reporting purposes.
◊	All or a portion of the security is on loan. The total market value of the securities on loan, as of March 31, 2009 was $592,256.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short aggregating a total market value of $2,351,555.
††	A portion of this security represents collateral for securities loaned. The total value of the collateral, as of March 31, 2009, was
$572,423.
REIT – Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

Diamond Hill Financial Long-Short Fund
Schedule of Securities Sold Short
March 31, 2009 (Unaudited)

		Market
	Shares	Value
Common Stocks — 100.0%
Finance - Banks & Thrifts — 89.0%
First Financial Bankshares, Inc.	1,810	$87,188
Glacier Bancorp, Inc.	5,025	78,943
Home Bancshares, Inc.	4,450	88,866
WesBanco, Inc.	6,150	140,404
		395,401

Finance - Broker Dealer — 11.0%
KBW, Inc.*	2,395	48,739

Total Securities Sold Short		$444,140
(Proceeds $518,991)

*   Non-dividend expense producing security

See accompanying Notes to Schedule of Investments

Diamond Hill Strategic Income Fund
Schedule of Investments
March 31, 2009 (Unaudited)

		Market
	Shares	Value
Common Stocks — 0.3%
Real Estate Investment Trust — 0.3%
iStar Financial, Inc. – REIT ◊	94,500	$265,545

Collateralized Debt Obligations — 0.7%
Alesco Preferred Funding III †	724,100	92,996
Alesco Preferred Funding IV †	337	4,014
Alesco Preferred Funding V †	80	1,002
Alesco Preferred Funding VI †	621,631	131,053
Alesco Preferred Funding VI Series E †	336,608	70,603
Fort Sheridan, Ltd. †	489,231	115,659
Taberna Preferred Funding, Ltd. †	1,008,118	202,582

Total Collateralized Debt Obligations		$617,909

Preferred Stocks — 10.6%
Eagle Hospitality Properties Trust, Inc., 8.25%, Series A - REIT	21,007	3,151
Innkeepers USA Trust	93,250	42,895
iStar Financial, 7.80%, Series F	138,500	656,490
National City Capital IV, 8.00% ◊	76,000	1,280,600
PNC Capital Trust, 7.75%, Series E	109,000	2,177,820
Wachovia Preferred Funding - REIT	168,215	1,939,519
Wells Fargo Capital XIV, 8.625% ◊	109,600	2,240,224
XL Capital Ltd., 10.75%	88,000	1,078,000

Total Preferred Stocks		$9,418,699

Registered Investment Companies — 8.4%
JPMorgan Prime Money Market Fund ††	4,040,071	$4,040,071
JPMorgan U.S. Government Money Market Fund	3,471,665	3,471,665

Total Registered Investment Companies		$7,511,736

		Market
	Par Value	Value
Corporate Bonds — 82.7%
Consumer Discretionary — 16.3%
Expedia, Inc., 8.50%, 7/1/16^	3,500,000	$2,975,000
Fortune Brands, 4.875%, 12/1/13,	3,475,000	3,149,278
Goodyear Tire, 7.857%, 8/15/11 ◊	3,000,000	2,460,000
Hansebrands, Inc., 5.70%, 12/15/14 ∆	3,505,000	2,330,825
Historic Time Warner, Inc., 8.05%, 1/15/16	1,600,000	1,619,123
Xerox Corp., 7.625%, 6/15/13	2,160,000	1,927,519
		14,461,745

Energy — 16.9%
Centerpoint Energy, Inc., 5.95%, 2/1/17	2,525,000	2,094,033
Cimarex Energy, 7.125%, 5/1/17	1,650,000	1,328,250
Copano Energy, 8.125%, 3/1/16	3,525,000	2,978,625
Energy Transfer Partners, 5.95%, 2/1/15	1,700,000	1,540,591
Kaneb Pipeline, 7.75%, 2/15/12	1,700,000	1,595,838
Kinder Morgan Energy Partners, 7.50%, 11/1/10	1,375,000	1,432,567
Markwest Energy Finance Corp., 8.50%, 7/15/16	3,065,000	2,191,475
Pacific Energy Partners, 7.125%, 6/15/14	2,000,000	1,852,842
		15,014,221

Finance — 34.4%
American Express, 7.00%, 3/19/18 ◊	2,000,000	1,764,284
CNA Financial Corp., 6.50%, 8/15/16	1,465,000	1,048,436
First Horizon National Corp., 4.50%, 05/15/13	1,400,000	1,016,260
First Tennessee Bank, 4.63%, 5/15/13	1,795,000	1,363,872
First Tennessee Bank, 5.05%, 1/15/15	1,150,000	772,519
First Tennessee Bank, 5.65%, 4/1/16	400,000	262,974
General Motors Acceptance Corp., 7.20%, 1/15/11 ◊	3,550,000	568,000
Goldman Sachs Group, Inc., 6.60%, 1/15/12	1,300,000	1,298,258
Hartford Financial Services Group, 5.50%, 10/15/16	2,900,000	1,619,459
Huntington National Bank, 6.60%, 6/15/18	3,225,000	2,074,023
Key Bank, 5.80%, 7/1/14	2,000,000	1,672,674
Key Bank, 7.413%, 5/6/15	1,125,000	1,025,395
Montpelier, 6.125%, 8/15/13	2,800,000	2,149,515
National City Bank of Kentucky, 6.30%, 2/15/11	3,267,000	3,209,320
National City Bank, 6.20%, 12/15/11	773,000	759,432
Nuveen Investments, Inc., 10.50%, 11/15/15 ^	3,000,000	840,000
OneBeacon U.S. Holdings, 5.88%, 5/15/13	2,800,000	2,149,664
Prudential Financial, Inc., 5.10%, 9/20/14	2,720,000	2,036,641
Prudential Financial, Inc., 6.10%, 6/15/17	2,000,000	1,366,242
Wachovia Corp., 5.30%, 10/15/11	1,000,000	987,177
Wachovia Corp., 5.75%, 6/15/17	1,635,000	1,459,079
Wilmington Trust Corp., 8.50%, 4/2/18	1,000,000	1,131,723
		30,574,947

Industrial — 15.1%
Fisher Scientific International, Inc., 6.75%, 8/15/14	3,350,000	3,375,346
Freeport McMoRan Copper & Gold, Inc., 8.25%, 4/1/15 ◊	5,050,000	4,835,375
Martin Marietta Materials, 6.60%, 4/15/18	2,500,000	2,075,888
Trinity Industries, Inc., 6.50%, 3/15/14	3,870,000	3,134,700
		13,421,309

Utilities — 0.0%
International Telephone, 7.50%, 7/1/11	40,000	40,056

Total Corporate Bonds		$73,512,278

Total Investment Securities — 102.7%
(Cost $117,795,957) **	$91,326,167

Liabilities In Excess Of Other Assets — (2.7%)	(2,406,304)

Net Assets — 100.0%	$88,919,863

**	Represents cost for financial reporting purposes.
◊	All or a portion of the security is on loan. The total market value of the securities on loan, as of March 31, 2009, was $3,708,149.
∆
Variable notes earn interest at a coupon rate which fluctuates at specified intervals, usually daily, monthly or semi-annually.  The rates shown in the Schedule of Investments are the coupon rates in effect at March 31, 2009.

†	Restricted and illiquid securities valued at fair value and not registered under the Securities Act of 1933:

	Acquisition Date	Acquisition Cost	Value	Value as a % of Net Assets
Alesco Preferred Funding III	March-05	$724,100	$92,996	0.1%
Alesco Preferred Funding IV	May-04	337,338	4,014	0.0%
Alesco Preferred Funding V	October-04	80,180	1,002	0.0%
Alesco Preferred Funding VI	December-04	621,631	131,053	0.2%
Alesco Preferred Funding VI Series E	March-05	336,608	70,603	0.1%
Fort Sheridan, LTD	March-05	489,065	115,659	0.1%
Taberna Preferred Funding, LTD	March-05	1,010,811	202,582	0.2%
		$3,599,733	$617,909	0.7%

††	A portion of this security represents collateral for securities loaned. The total value of the collateral, as of March 31, 2009, was $3,940,068.
^
Restricted securities not registered under the Securities Act of 1933.  Acquisition date and current cost: Nuveen Investments, Inc., 10.50%, 11/15/15 – 1/08, $2,915,000 and Expedia, Inc., 8.50%, 7/1/16, $2,814,375.  At March 31, 2009, these securities had a market value of $840,000 and 2,975,000, respectively, representing 0.9% and 3.3% of net assets, respectively.

REIT – Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

Diamond Hill Funds
Notes to Schedule of Investments
March 31, 2009 (Unaudited)

The Diamond Hill Small Cap Fund (“Small Cap Fund”), Diamond Hill Small-Mid Cap Fund (“Small-Mid Cap Fund”), Diamond Hill Large Cap Fund (“Large Cap Fund”), Diamond Hill Select Fund (“Select Fund”), Diamond Hill Long-Short Fund (“Long-Short Fund”), Diamond Hill Financial Long-Short Fund (“Financial Long-Short Fund” and Diamond Hill Strategic Income Fund (“Strategic Income Fund”), are each a series of the Diamond Hill Funds (the “Trust”) (each a “Fund” and collectively the “Funds”). The Trust is an Ohio business trust, which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end, management investment company.  Each Fund is a diversified series of the Trust.  The Long-Short Fund is closed to new investors as of June 30, 2008.

The Funds offer three classes of shares: Class A, Class C and Class I.  Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) and service fees, voting rights on matters affecting a single class of shares, and the exchange privileges of each class of shares.

Security valuation — Listed securities for which market quotations are readily available are valued at the closing prices as determined by the primary exchange where the securities are traded.  Unlisted securities or listed securities for which the latest sales prices are not readily available are valued at the closing bid price in the principal market where such securities are normally traded.  Debt securities are valued on the basis of valuations provided by dealers or by an independent pricing service that determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Short-term investments maturing in less than 61 days are valued at amortized cost, which approximates market.  Securities for which market quotations are not readily available are valued at their “fair value”.  In these cases, the Fair Value Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”).  When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt.  Approximately 0.7% of the Strategic Income Fund's net assets are being valued using estimates provided by the Fair Value Committee.  The Fair Value Committee relied heavily upon analysis of the fund's portfolio manager in the absence of readily ascertainable market values.  These values may differ from the values that would have been used had a ready market for these securities existed, and the differences could be material.

Effective January 1, 2008, the Funds adopted Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” SFAS No. 157 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Under SFAS No. 157 various inputs are used in determining the value of the Funds investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Diamond Hill Funds
Notes to Schedule of Investments (Continued)
March 31, 2009 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, securities maturing in less than 61 days of the filing are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Funds net assets as of March 31, 2009:

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
Investments in Securities: (Assets)
Small Cap Fund	$443,370,771	$-	$-
Small-Mid Cap Fund	28,811,541	-	-
Large Cap Fund	430,959,255	-	-
Select Fund	14,825,932	-	-
Long-Short Fund	1,761,441,353	-	-
Financial Long-Short Fund	7,507,226	-	-
Strategic Income Fund	17,192,829	74,133,338	-

Investments in Securities Sold Short: (Liabilities)
Long-Short Fund	$(477,032,345)	$-	$-
Financial Long-Short Fund	(444,140)	-	-

Short sales — The Long-Short Fund, Financial Long-Short Fund and Strategic Income Fund may sell a security they do not own in anticipation of a decline in the value of that security.  When the Funds sell a security short, they must borrow the security sold short and deliver it to the broker-dealer through which they made the short sale.  A gain, limited to the price at which the Funds sold the security short, or a loss, unlimited in size, will be recognized upon closing a short sale. Cash received from short sales is maintained by brokers and is used to meet margin requirements for short calls. It is included as “Deposits with brokers for securities sold short” on the Statement of Assets & Liabilities.

Diamond Hill Funds
Notes to Schedule of Investments (Continued)
March 31, 2009 (Unaudited)

Securities Lending — Effective January 1, 2008 the Board of Trustees approved a securities lending agreement with JP Morgan Chase Bank N.A.. (the “Custodian”). Under the terms of the agreement, the Custodian is authorized to loan securities on behalf of the Funds to approved borrowers. In exchange, the Funds receive cash collateral in the amount of at least 100% of the value of the securities loaned. The cash collateral is in short term instruments as noted in the Schedules of Investments.  Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. The agreement indemnifies the Funds from losses incurred in the event of a borrower’s material default of the terms and conditions of the borrower agreement. The agreement provides that after predetermined rebates to brokers, net securities lending income shall first be solely paid as credits and offset against costs and other charges incurred by each Fund with the Custodian. Any remaining securities lending revenue is then paid to the Funds as securities lending income.

As of March 31, 2009, the value of securities loaned and the collateral held were as follows:

	Market Value of Securities Loaned	Value of Collateral Received
Small Cap Fund	$104,243,093	$105,654,138
Small-Mid Cap Fund	$6,911,815	$7,028,134
Large Cap Fund	$54,244,790	$54,934,758
Select Fund	$971,026	$993,489
Long-Short Fund	$101,609,647	$100,625,615
Financial Long-Short Fund	$592,256	$572,423
Strategic Income Fund	$3,708,149	$3,940,068

Pursuant to the Funds’ securities lending agreement, and according to normal operating procedures, the custodian segregated an additional $1,905,033 and $36,367 in collateral the following business day for securities on loan in the Long-Short Fund and Financial Long-Short Fund respectively.

Security transactions — Changes in holdings of portfolio securities shall be reflected no later than in the first calculation on the first business day following trade date.  However, for financial reporting purposes, portfolio security transactions are reported on trade date. The specific identification method is used for determining realized gains or losses for financial statements and income tax purposes.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Discount and premium on securities purchased are amortized using the daily effective yield method.

Diamond Hill Funds
Notes to Schedule of Investments (Continued)
March 31, 2009 (Unaudited)

Federal tax information — As of March 31, 2009, the Diamond Hill Funds had the following federal tax cost resulting in unrealized appreciation (depreciation) as follows:

	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Small Cap Fund	$572,910,659	$13,615,634	$(143,155,522)	$(129,539,888)
Small-Mid Cap Fund	$38,147,508	-	$(9,335,967)	$(9,335,967)
Large Cap Fund	$548,418,005	$9,743,846	$(127,202,596)	$(117,458,750)
Select Fund	$18,382,411	$55,102	$(3,611,581)	$(3,556,479)
Long-Short Fund	$2,270,958,404	$168,977,866	$(572,465,028)	$(403,487,162)
Financial Long-Short Fund	$11,219,907	$433,902	$(4,071,732)	$(3,637,830)
Strategic Income Fund	$117,803,378	2,469,408	$(28,946,619)	$(26,477,211)

Item 2. Controls and Procedures.

(a)           The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           There were no significant changes in the registrant's internal controls over financial reporting  (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Diamond Hill Funds

By (Signature and Title)

/s/ James F. Laird, Jr.
James F. Laird, Jr.
President

Date:  May 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James F. Laird, Jr.
James F. Laird, Jr.
President

Date:  May 20, 2009

By (Signature and Title)

/s/ Gary R. Young
Gary R. Young
Treasurer

Date:  May 20, 2009